UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                Form 13F

                                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ____
	This Amendment (Check only one.): [ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		NLI International Inc.
Address: 	1251 Avenue of the Americas, 18th Floor
		New York, NY 10020-1198

Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Tomohiko Masuda
Title: President
Phone: (212) 403-3400

Signature, Place, and Date of Signing:



________________________		New York, NY		_____________________

[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: 356,506
(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

								FORM 13F INFORMATION TABLE
							NAME OF REPORTING MANAGER:  NLI INTERNATIONAL INC.

Column 1			Column 2     Column 3	Column 4	   Column 5	      Column 6    Column 7  Column 8


Name of 			Title of     Cusip 	Value 	      Amount and Type      	Investment  Other	Voting
Issuer				Class	     Number	($1,000)      of Security	     	Discretion  Managers   Authority
												 			(Shares)
							 		Shares or
							 		Principal   SH/PUT		         	  Sole Share None
							 		Amount     PRN CALL


3M CO                        	COM         88579Y101       625      	 7,910   	SH    	SOLE                      7,910
ABBOTT LABS                  	COM         002824100     2,065     	44,154   	SH    	SOLE                     44,154
ACCENTURE PLC IRELAND        	SHS CLASS A G1151C101     3,593     	92,940   	SH    	SOLE                     92,940
ACE LTD                      	SHS         H0023R105     4,760     	92,468   	SH    	SOLE                     92,468
AGNICO EAGLE MINES LTD       	COM         008474108     1,162     	19,120   	SH    	SOLE                     19,120
AKAMAI TECHNOLOGIES INC      	COM         00971T101     2,826     	69,670   	SH    	SOLE                     69,670
ALLEGHENY TECHNOLOGIES INC   	COM         01741R102     2,148     	48,606   	SH    	SOLE                     48,606
ALLIANT ENERGY CORP          	COM         018802108     3,630        114,370   	SH    	SOLE                    114,370
APACHE CORP                  	COM         037411105       330      	 3,920   	SH    	SOLE                      3,920
APPLE INC                    	COM         037833100    13,338     	53,032   	SH    	SOLE                     53,032
ARCHER DANIELS MIDLAND CO    	COM         039483102     3,541        137,142   	SH    	SOLE                    137,142
AT&T INC                     	COM         00206R102     4,753        196,524   	SH    	SOLE                    196,524
AUTOMATIC DATA PROCESSING IN 	COM         053015103     2,459     	61,065   	SH    	SOLE                     61,065
BANK NOVA SCOTIA HALIFAX     	COM         064149107       525     	11,400   	SH    	SOLE                     11,400
BANK OF AMERICA CORPORATION  	COM         060505104     5,235        364,389   	SH    	SOLE                    364,389
BANK OF NEW YORK MELLON CORP 	COM         064058100     3,889        157,527   	SH    	SOLE                    157,527
BAXTER INTL INC              	COM         071813109     1,301     	32,000   	SH    	SOLE                     32,000
BEST BUY INC                 	COM         086516101       518     	15,297   	SH    	SOLE                     15,297
BIOGEN IDEC INC              	COM         09062X103       974     	20,531   	SH    	SOLE                     20,531
BOEING CO                    	COM         097023105       264      	 4,210   	SH    	SOLE                      4,210
BORGWARNER INC               	COM         099724106     2,879     	77,088   	SH    	SOLE                     77,088
CANADIAN PAC RY LTD          	COM         13645T100       445      	 8,300   	SH    	SOLE                      8,300
CAPITAL ONE FINL CORP        	COM         14040H105     4,287        106,366   	SH    	SOLE                    106,366
CARNIVAL CORP                	PAIRED CTF  143658300     3,093        102,280   	SH    	SOLE                    102,280
CATERPILLAR INC DEL          	COM         149123101     1,298     	21,610   	SH    	SOLE                     21,610
CHEVRON CORP NEW             	COM         166764100     4,234     	62,381   	SH    	SOLE                     62,381
CISCO SYS INC                	COM         17275R102     5,869        275,445   	SH    	SOLE                    275,445
CITIGROUP INC                	COM         172967101     2,182        580,180   	SH    	SOLE                    580,180
CITRIX SYS INC               	COM         177376100     3,168     	75,019   	SH    	SOLE                     75,019
CLIFFS NATURAL RESOURCES INC 	COM         18683K101     2,683     	56,924   	SH    	SOLE                     56,924
CLOROX CO DEL                	COM         189054109     2,263     	36,406   	SH    	SOLE                     36,406
CME GROUP INC                	COM         12572Q105     5,158     	18,322   	SH    	SOLE                     18,322
COACH INC                    	COM         189754104     2,794     	76,449   	SH    	SOLE                     76,449
COMCAST CORP NEW             	CL A        20030N101     4,474        257,646   	SH    	SOLE                    257,646
COVANCE INC                  	COM         222816100     4,022     	78,371   	SH    	SOLE                     78,371
CUMMINS INC                  	COM         231021106     2,232     	34,274   	SH    	SOLE                     34,274
DEERE & CO                   	COM         244199105     3,559     	63,908   	SH    	SOLE                     63,908
DOW CHEM CO                  	COM         260543103     1,211     	51,034   	SH    	SOLE                     51,034
ENCANA CORP                  	COM         292505104       467     	15,400   	SH    	SOLE                     15,400
EXPRESS SCRIPTS INC          	COM         302182100     1,785     	37,960   	SH    	SOLE                     37,960
EXXON MOBIL CORP             	COM         30231G102    12,604        220,848   	SH    	SOLE                    220,848
FAMILY DLR STORES INC        	COM         307000109     3,021     	80,156   	SH    	SOLE                     80,156
FEDEX CORP                   	COM         31428X106     3,255     	46,431   	SH    	SOLE                     46,431
GENERAL ELECTRIC CO          	COM         369604103     6,075        421,185   	SH    	SOLE                    421,185
GILEAD SCIENCES INC          	COM         375558103     1,329     	38,770   	SH    	SOLE                     38,770
GOLDMAN SACHS GROUP INC      	COM         38141G104     1,592     	12,123   	SH    	SOLE                     12,123
GOOGLE INC                   	CL A        38259P508     5,729     	12,877   	SH    	SOLE                     12,877
HALLIBURTON CO               	COM         406216101     3,435        139,936   	SH    	SOLE                    139,936
HARTFORD FINL SVCS GROUP INC 	COM         416515104       686     	31,004   	SH    	SOLE                     31,004
HEINZ H J CO                 	COM         423074103     3,233     	74,797   	SH    	SOLE                     74,797
HEWLETT PACKARD CO           	COM         428236103     6,091        140,731   	SH    	SOLE                    140,731
HOLOGIC INC                  	COM         436440101       844     	60,550   	SH    	SOLE                     60,550
INTEL CORP                   	COM         458140100     7,170        368,666   	SH    	SOLE                    368,666
INTERNATIONAL BUSINESS MACHS 	COM         459200101       721      	 5,840   	SH    	SOLE                      5,840
ITAU UNIBANCO HLDG SA        SPON ADR REP P 465562106       470     	26,100   	SH    	SOLE                     26,100
JOHNSON & JOHNSON            	COM         478160104     4,739     	80,237   	SH    	SOLE                     80,237
JPMORGAN CHASE & CO          	COM         46625H100     8,586        234,512   	SH    	SOLE                    234,512
LEGG MASON INC               	COM         524901105     2,779     	99,118   	SH    	SOLE                     99,118
MACYS INC                    	COM         55616P104     2,316        129,374   	SH    	SOLE                    129,374
MCDONALDS CORP               	COM         580135101     5,876     	89,201   	SH    	SOLE                     89,201
MEDCO HEALTH SOLUTIONS INC   	COM         58405U102     3,658     	66,414   	SH    	SOLE                     66,414
MEDTRONIC INC                	COM         585055106     3,990        110,020   	SH    	SOLE                    110,020
MERCK & CO INC NEW           	COM         58933Y105     8,477        242,386   	SH    	SOLE                    242,386
METLIFE INC                  	COM         59156R108     5,322        140,931   	SH    	SOLE                    140,931
MICROSOFT CORP               	COM         594918104     8,160        354,660   	SH    	SOLE                     67,110
NATIONAL OILWELL VARCO INC   	COM         637071101     2,556     	77,283   	SH    	SOLE                     77,283
NEWFIELD EXPL CO             	COM         651290108     2,850     	58,350   	SH    	SOLE                     58,350
NEWS CORP                    	CL A        65248E104     3,677        307,474   	SH    	SOLE                    307,474
NORFOLK SOUTHERN CORP        	COM         655844108     2,681     	50,530   	SH    	SOLE                     50,530
OCCIDENTAL PETE CORP DEL     	COM         674599105     6,836     	88,613   	SH    	SOLE                     88,613
ORACLE CORP                  	COM         68389X105     2,365        110,202   	SH    	SOLE                    110,202
PEABODY ENERGY CORP          	COM         704549104     2,081     	53,188   	SH    	SOLE                     53,188
PEPSICO INC                  	COM         713448108     6,958        114,173   	SH    	SOLE                    114,173
PETROHAWK ENERGY CORP        	COM         716495106     3,004        177,054   	SH    	SOLE                    177,054
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408       494     	14,400   	SH    	SOLE                     14,400
PFIZER INC                   	COM         717081103       302     	21,200   	SH    	SOLE                     21,200
PHILIP MORRIS INTL INC       	COM         718172109     5,979        130,408   	SH    	SOLE                    130,408
POTASH CORP SASK INC         	COM         73755L107       388      	 4,500   	SH    	SOLE                      4,500
PRAXAIR INC                  	COM         74005P104     3,780     	49,739   	SH    	SOLE                     49,739
PRECISION CASTPARTS CORP     	COM         740189105       471      	 4,580   	SH    	SOLE                      4,580
PROCTER & GAMBLE CO          	COM         742718109     6,704        111,775   	SH    	SOLE                    111,775
QUALCOMM INC                 	COM         747525103     1,243     	37,830   	SH    	SOLE                     37,830
ROCKWELL AUTOMATION INC      	COM         773903109     3,223     	65,662   	SH    	SOLE                     65,662
ROPER INDS INC NEW           	COM         776696106     3,783     	67,610   	SH    	SOLE                     67,610
ROYAL BK CDA MONTREAL QUE    	COM         780087102       650     	13,600   	SH    	SOLE                     13,600
SANDISK CORP                 	COM         80004C101     3,663     	87,030   	SH    	SOLE                     87,030
SARA LEE CORP                	COM         803111103     3,458        245,297   	SH    	SOLE                    245,297
SEMPRA ENERGY                	COM         816851109     3,858     	 2,461   	SH    	SOLE                     82,461
SPRINT NEXTEL CORP           	COM SER 1   852061100       341     	80,230   	SH    	SOLE                     80,230
SUNTRUST BKS INC             	COM         867914103     2,997        128,641   	SH    	SOLE                    128,641
TEXTRON INC                  	COM         883203101     3,095        182,319   	SH    	SOLE                    182,319
THERMO FISHER SCIENTIFIC INC 	COM         883556102     3,568     	72,709   	SH    	SOLE                     72,709
TYCO INTERNATIONAL LTD       	SHS         H89128104       496     	14,080   	SH    	SOLE                     14,080
UNITED TECHNOLOGIES CORP     	COM         913017109     6,166     	95,005   	SH    	SOLE                     95,005
URBAN OUTFITTERS INC         	COM         917047102     3,773        109,708   	SH    	SOLE                    109,708
US BANCORP DEL               	COM NEW     902973304     3,704        165,660   	SH    	SOLE                    165,660
VALE S A                     	ADR         91912E105       414     	17,000   	SH    	SOLE                     17,000
VARIAN MED SYS INC           	COM         92220P105     2,258     	43,188   	SH    	SOLE                     43,188
VERIZON COMMUNICATIONS INC   	COM         92343V104     5,421        193,474   	SH    	SOLE                    193,474
WAL MART STORES INC          	COM         931142103     5,822        121,099   	SH    	SOLE                    121,099
WALGREEN CO                  	COM         931422109     3,485        130,550   	SH    	SOLE                    130,550
WEATHERFORD INTERNATIONAL LT 	REG         H27013103     1,666        126,770   	SH    	SOLE                    126,770
WELLPOINT INC                	COM         94973V107     6,094        124,554   	SH    	SOLE                    124,554
WELLS FARGO & CO NEW         	COM         949746101     3,240        126,571   	SH    	SOLE                    126,571
WISCONSIN ENERGY CORP        	COM         976657106     3,694         72,781   	SH    	SOLE                     72,781



Total: 106		    				356,506

